American High-Income Trust®
Investment portfolio
June 30, 2024
unaudited

Bonds, notes & other debt instruments 86.64% Corporate bonds, notes & loans 85.95% Energy 14.19%	Principal amount (000)	Value (000)
3R Lux SARL 9.75% 2/5/2031[1]	USD11,370	$11,941
Aethon United BR, LP 8.25% 2/15/2026[1]	9,500	9,611
Antero Midstream Partners, LP 5.375% 6/15/2029[1]	10,095	9,793
Antero Resources Corp. 7.625% 2/1/2029[1]	4,356	4,488
Antero Resources Corp. 5.375% 3/1/2030[1]	4,600	4,455
Apache Corp. 4.625% 11/15/2025	5,540	5,474
Apache Corp. 5.10% 9/1/2040	13,635	11,645
Apache Corp. 4.75% 4/15/2043	3,015	2,414
Archrock Partners, LP 6.25% 4/1/2028[1]	3,815	3,782
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	38,410	38,477
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	3,830	4,748
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	4,042	4,145
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	24,485	23,947
Baytex Energy Corp. 8.50% 4/30/2030[1]	10,440	10,927
Baytex Energy Corp. 7.375% 3/15/2032[1]	41,905	42,616
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	25,330	24,029
Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	2,785	2,838
Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	16,370	16,841
Borr IHC, Ltd. 10.00% 11/15/2028[1]	59,756	62,632
Borr IHC, Ltd. 10.375% 11/15/2030[1]	17,687	18,541
California Resources Corp. 7.125% 2/1/2026[1]	6,275	6,294
California Resources Corp. 8.25% 6/15/2029[1]	11,625	11,875
Cenovus Energy, Inc. 5.375% 7/15/2025	204	202
Cenovus Energy, Inc. 4.25% 4/15/2027	390	379
Cenovus Energy, Inc. 5.25% 6/15/2037	151	145
Cenovus Energy, Inc. 5.40% 6/15/2047	232	214
Cheniere Energy Partners, LP 4.50% 10/1/2029	618	589
Cheniere Energy, Inc. 4.625% 10/15/2028	20,199	19,617
Chesapeake Energy Corp. 5.75% 3/15/2023[2]	1,730	36
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	15,875	15,743
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	36,865	36,519
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	14,610	14,651
Chesapeake Energy Corp. 4.875% 4/15/2032[2]	28,871	602
Chord Energy Corp. 6.375% 6/1/2026[1]	2,865	2,867
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	29,970	30,917
Civitas Resources, Inc. 5.00% 10/15/2026[1]	17,860	17,403
Civitas Resources, Inc. 8.375% 7/1/2028[1]	10,415	10,926
Civitas Resources, Inc. 8.625% 11/1/2030[1]	16,405	17,603
Civitas Resources, Inc. 8.75% 7/1/2031[1]	65,373	70,093
CNX Midstream Partners, LP 4.75% 4/15/2030[1]	5,745	5,182
CNX Resources Corp. 6.00% 1/15/2029[1]	28,863	28,268
CNX Resources Corp. 7.375% 1/15/2031[1]	18,926	19,374
CNX Resources Corp. 7.25% 3/1/2032[1]	20,975	21,409
Comstock Resources, Inc. 6.75% 3/1/2029[1]	15,215	14,757
Comstock Resources, Inc. 5.875% 1/15/2030[1]	26,030	24,239
American High-Income Trust — Page 1 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Constellation Oil Services Holding SA 13.50% 6/30/2025[1,3]	USD4,402	$4,402
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[4]	47,404	38,990
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	42,981	45,454
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	28,840	29,413
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	12,385	12,419
Delek Logistics Partners, LP 8.625% 3/15/2029[1]	8,050	8,291
Devon Energy Corp. 5.875% 6/15/2028	2,830	2,840
Devon Energy Corp. 4.50% 1/15/2030	10,040	9,666
Diamond Foreign Asset Co. 8.50% 10/1/2030[1]	7,845	8,242
DT Midstream, Inc. 4.125% 6/15/2029[1]	26,695	24,684
DT Midstream, Inc. 4.375% 6/15/2031[1]	7,241	6,600
Ecopetrol SA 8.375% 1/19/2036	6,860	6,742
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	15,469	15,777
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	25,420	26,526
Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	5,000	4,724
Energean Israel Finance, Ltd. 5.375% 3/30/2028[1]	5,000	4,445
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	22,830	19,385
Energy Transfer, LP 6.00% 2/1/2029[1]	1,500	1,511
Energy Transfer, LP 7.375% 2/1/2031[1]	377	394
EQM Midstream Partners, LP 4.125% 12/1/2026	1,987	1,917
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	20,265	20,497
EQM Midstream Partners, LP 5.50% 7/15/2028	10,806	10,648
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	16,210	15,310
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	4,000	4,043
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	7,428	7,932
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	34,178	31,979
EQM Midstream Partners, LP 6.50% 7/15/2048	23,953	24,200
EQT Corp. 5.00% 1/15/2029	3,925	3,854
EQT Corp. 3.625% 5/15/2031[1]	6,515	5,752
Genesis Energy, LP 8.00% 1/15/2027	66,354	67,902
Genesis Energy, LP 7.75% 2/1/2028	10,055	10,170
Genesis Energy, LP 8.25% 1/15/2029	32,535	33,614
Genesis Energy, LP 8.875% 4/15/2030	23,828	25,087
Genesis Energy, LP 7.875% 5/15/2032	55,735	56,305
Global Partners, LP 6.875% 1/15/2029	2,950	2,925
Global Partners, LP 8.25% 1/15/2032[1]	11,825	12,163
Harbour Energy PLC 5.50% 10/15/2026[1]	30,030	29,464
Harvest Midstream I, LP 7.50% 9/1/2028[1]	35,517	36,115
Harvest Midstream I, LP 7.50% 5/15/2032[1]	20,180	20,511
Hess Midstream Operations, LP 5.125% 6/15/2028[1]	6,390	6,192
Hess Midstream Operations, LP 6.50% 6/1/2029[1]	8,995	9,124
Hess Midstream Operations, LP 4.25% 2/15/2030[1]	28,875	26,524
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	9,470	9,157
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	3,515	3,474
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	21,475	20,797
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	18,338	17,726
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	24,212	23,200
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	20,585	19,812
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	43,831	46,745
Jonah Energy, LLC 12.00% 11/5/2025[3]	16,449	16,449
Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	15,320	15,716
Lealand Finance Co. BV, Term Loan, (3-month USD CME Term SOFR + 1.00%) 3.00% PIK and 6.44% Cash 12/31/2027[4,5,6]	40	18
Matador Resources Co. 6.875% 4/15/2028[1]	8,675	8,816
American High-Income Trust — Page 2 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Matador Resources Co. 6.50% 4/15/2032[1]	USD17,840	$17,855
MEG Energy Corp. 5.875% 2/1/2029[1]	10,730	10,446
Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	22,796	1,197
Murphy Oil Corp. 6.375% 7/15/2028	4,682	4,722
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	21,480	18,938
Nabors Industries, Inc. 7.375% 5/15/2027[1]	29,980	30,519
Nabors Industries, Inc. 9.125% 1/31/2030[1]	29,060	30,129
Nabors Industries, Ltd. 7.25% 1/15/2026[1]	10,380	10,539
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	19,362	18,810
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	114,673	105,591
New Fortress Energy, Inc. 8.75% 3/15/2029[1]	57,015	52,095
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.33% 10/30/2028[5,6]	6,174	6,016
NGL Energy Operating, LLC 8.125% 2/15/2029[1]	20,580	20,985
NGL Energy Operating, LLC 8.375% 2/15/2032[1]	41,250	41,918
NGPL PipeCo, LLC 4.875% 8/15/2027[1]	1,010	988
Noble Finance II, LLC 8.00% 4/15/2030[1]	2,925	3,046
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	38,230	38,690
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	16,655	17,497
NuStar Logistics, LP 6.00% 6/1/2026	6,129	6,123
Occidental Petroleum Corp. 4.20% 3/15/2048	2,543	1,941
Parkland Corp. 4.625% 5/1/2030[1]	7,220	6,590
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	1,190	1,218
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	1,375	1,355
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	35,710	39,559
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	22,620	23,252
Petroleos Mexicanos 6.875% 10/16/2025	6,200	6,182
Petroleos Mexicanos 6.875% 8/4/2026	5,000	4,899
Petroleos Mexicanos 8.75% 6/2/2029	14,137	13,895
Petroleos Mexicanos 5.95% 1/28/2031	10,880	8,775
Petroleos Mexicanos 6.95% 1/28/2060	9,580	6,344
Pluspetrol Camisea SA 6.24% 7/3/2036[1]	3,415	3,420
Range Resources Corp. 4.875% 5/15/2025	5,803	5,771
Range Resources Corp. 8.25% 1/15/2029	10,550	10,941
Range Resources Corp. 4.75% 2/15/2030[1]	14,862	13,955
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	26,695	26,965
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	14,905	15,591
SM Energy Co. 6.50% 7/15/2028	2,910	2,887
Southwestern Energy Co. 5.70% 1/23/2025[7]	5,630	5,625
Southwestern Energy Co. 8.375% 9/15/2028	8,875	9,183
Southwestern Energy Co. 5.375% 3/15/2030	15,225	14,718
Southwestern Energy Co. 4.75% 2/1/2032	4,615	4,248
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,610	4,155
Sunoco, LP 6.00% 4/15/2027	12,591	12,582
Sunoco, LP 5.875% 3/15/2028	4,885	4,868
Sunoco, LP 7.00% 9/15/2028[1]	34,975	35,874
Sunoco, LP 7.00% 5/1/2029[1]	6,585	6,754
Sunoco, LP 4.50% 5/15/2029	38,080	35,642
Sunoco, LP 4.50% 4/30/2030	40,575	37,558
Sunoco, LP 7.25% 5/1/2032[1]	19,080	19,750
Superior Plus, LP 4.50% 3/15/2029[1]	6,485	5,957
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	2,535	2,548
Talos Production, Inc. 9.00% 2/1/2029[1]	20,510	21,542
Talos Production, Inc. 9.375% 2/1/2031[1]	26,275	27,759
American High-Income Trust — Page 3 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Targa Resources Partners, LP 6.50% 7/15/2027	USD4,322	$4,356
Targa Resources Partners, LP 6.875% 1/15/2029	18,530	19,014
Targa Resources Partners, LP 5.50% 3/1/2030	6,906	6,868
Targa Resources Partners, LP 4.875% 2/1/2031	13,835	13,211
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	8,310	8,449
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	9,686	9,682
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	24,931	25,756
Transocean, Inc. 8.25% 5/15/2029[1]	6,410	6,431
Transocean, Inc. 8.75% 2/15/2030[1]	16,205	17,027
Transocean, Inc. 8.50% 5/15/2031[1]	11,015	11,029
Transocean, Inc. 6.80% 3/15/2038	10,600	8,801
USA Compression Partners, LP 6.875% 9/1/2027	2,403	2,410
USA Compression Partners, LP 7.125% 3/15/2029[1]	15,380	15,510
Valaris, Ltd. 8.375% 4/30/2030[1]	8,000	8,289
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	28,325	25,815
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	3,784	3,843
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	47,040	42,243
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	23,430	19,986
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	14,650	15,104
Venture Global LNG, Inc. 9.50% 2/1/2029[1]	8,775	9,615
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	20,220	20,988
Vital Energy, Inc. 7.875% 4/15/2032[1]	16,780	17,071
W&T Offshore, Inc. 11.75% 2/1/2026[1]	7,100	7,309
Weatherford International, Ltd. 8.625% 4/30/2030[1]	72,731	75,428
Western Midstream Operating, LP 3.10% 2/1/2025[7]	4,955	4,873
Western Midstream Operating, LP 4.50% 3/1/2028	340	328
Western Midstream Operating, LP 5.25% 2/1/2050[7]	5,500	4,826
		2,880,560
Communication services 11.64%
Altice France Holding SA 10.50% 5/15/2027[1]	22,035	8,820
Altice France SA 5.125% 7/15/2029[1]	53,921	35,543
Altice France SA 5.50% 10/15/2029[1]	6,794	4,487
América Móvil, SAB de CV 10.125% 1/22/2029	MXN129,800	6,907
CCO Holdings, LLC 5.50% 5/1/2026[1]	USD2,094	2,075
CCO Holdings, LLC 5.125% 5/1/2027[1]	9,878	9,492
CCO Holdings, LLC 5.00% 2/1/2028[1]	25,249	23,626
CCO Holdings, LLC 5.375% 6/1/2029[1]	7,126	6,490
CCO Holdings, LLC 6.375% 9/1/2029[1]	4,400	4,185
CCO Holdings, LLC 4.75% 3/1/2030[1]	62,543	54,210
CCO Holdings, LLC 4.50% 8/15/2030[1]	56,879	48,196
CCO Holdings, LLC 4.25% 2/1/2031[1]	42,647	34,852
CCO Holdings, LLC 4.75% 2/1/2032[1]	38,551	31,600
CCO Holdings, LLC 4.50% 5/1/2032	56,859	45,834
CCO Holdings, LLC 4.50% 6/1/2033[1]	46,733	36,820
CCO Holdings, LLC 4.25% 1/15/2034[1]	65,725	49,943
Charter Communications Operating, LLC 5.25% 4/1/2053	10,825	8,501
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	11,000	9,638
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	5,000	4,183
Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	8,445	8,095
Connect Finco SARL 6.75% 10/1/2026[1]	80,175	77,450
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	14,350	11,884
CSC Holdings, LLC 5.50% 4/15/2027[1]	2,700	2,193
CSC Holdings, LLC 5.375% 2/1/2028[1]	2,425	1,845
American High-Income Trust — Page 4 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CSC Holdings, LLC 3.375% 2/15/2031[1]	USD1,000	$625
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[5,6]	25,386	24,459
Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	9,835	203
Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	18,432	380
Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[4,5]	1,584	2,247
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	59,475	55,991
DIRECTV Financing, LLC 8.875% 2/1/2030[1]	7,075	6,930
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[5,6]	11,992	12,038
DISH DBS Corp. 5.875% 11/15/2024	245,395	233,219
DISH DBS Corp. 7.75% 7/1/2026	22,235	13,825
DISH DBS Corp. 5.25% 12/1/2026[1]	4,575	3,617
DISH Network Corp. 11.75% 11/15/2027[1]	125,195	122,872
Embarq Corp. 7.995% 6/1/2036	86,526	11,360
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	16,900	16,516
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	66,465	62,684
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	72,033	66,145
Frontier Communications Holdings, LLC 5.875% 11/1/2029	18,607	16,229
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	37,085	32,317
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	8,675	8,949
Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	4,000	4,125
Gray Television, Inc. 7.00% 5/15/2027[1]	60,404	55,669
Gray Television, Inc. 10.50% 7/15/2029[1]	79,960	80,469
Gray Television, Inc. 4.75% 10/15/2030[1]	12,860	7,729
Gray Television, Inc. 5.375% 11/15/2031[1]	81,655	46,355
Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[5,6]	19,435	18,502
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	52,632	49,099
Lamar Media Corp. 3.625% 1/15/2031	10,350	9,126
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	11,500	3,623
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,4]	52,957	7,811
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,4,5]	5,112	4,857
Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	10,235	9,816
Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]	5,605	5,220
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[1]	6,990	7,127
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	42,330	39,131
Netflix, Inc. 4.875% 4/15/2028	6,190	6,160
News Corp. 3.875% 5/15/2029[1]	28,750	26,490
Nexstar Media, Inc. 5.625% 7/15/2027[1]	11,995	11,404
Nexstar Media, Inc. 4.75% 11/1/2028[1]	68,656	61,104
OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]	60	54
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	14,018	9,779
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	29,505	27,786
Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	4,800	4,599
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	66,550	60,178
Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	10,490	9,862
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	46,790	40,003
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	96,971	79,232
Sprint Capital Corp. 6.875% 11/15/2028	6,365	6,752
Sprint Capital Corp. 8.75% 3/15/2032	17,147	20,640
Sprint, LLC 7.625% 3/1/2026	9,450	9,719
TEGNA, Inc. 5.00% 9/15/2029	8,337	7,370
T-Mobile USA, Inc. 3.375% 4/15/2029	15,950	14,742
American High-Income Trust — Page 5 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Univision Communications, Inc. 6.625% 6/1/2027[1]	USD83,970	$80,470
Univision Communications, Inc. 8.00% 8/15/2028[1]	55,765	54,434
Univision Communications, Inc. 4.50% 5/1/2029[1]	93,800	78,931
Univision Communications, Inc. 7.375% 6/30/2030[1]	48,128	44,806
Univision Communications, Inc. 8.50% 7/31/2031[1]	21,430	20,833
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.585% 6/24/2029[5,6]	1,221	1,223
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	5,275	4,478
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	49,120	40,840
VZ Secured Financing BV 5.00% 1/15/2032[1]	11,580	9,887
WMG Acquisition Corp. 3.75% 12/1/2029[1]	29,563	26,830
WMG Acquisition Corp. 3.875% 7/15/2030[1]	12,507	11,177
WMG Acquisition Corp. 3.00% 2/15/2031[1]	4,050	3,496
Ziggo Bond Co. BV 5.125% 2/28/2030[1]	5,457	4,645
Ziggo BV 4.875% 1/15/2030[1]	19,750	17,590
		2,361,648
Consumer discretionary 9.88%
Advance Auto Parts, Inc. 1.75% 10/1/2027	3,785	3,313
Advance Auto Parts, Inc. 5.95% 3/9/2028	27,916	27,706
Advance Auto Parts, Inc. 3.90% 4/15/2030	26,052	23,560
Advance Auto Parts, Inc. 3.50% 3/15/2032	15,321	13,025
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.208% 2/2/2026[5,6]	13,441	13,152
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	17,772	17,682
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	4,940	4,512
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	11,710	10,262
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	43,482	44,954
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	24,710	22,867
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	18,915	17,149
Bath & Body Works, Inc. 6.625% 10/1/2030[1]	2,300	2,309
Bath & Body Works, Inc. 6.875% 11/1/2035	36,233	36,579
Bath & Body Works, Inc. 6.75% 7/1/2036	17,700	17,639
Boyd Gaming Corp. 4.75% 12/1/2027	8,389	8,090
Boyd Gaming Corp. 4.75% 6/15/2031[1]	6,005	5,447
Boyne USA, Inc. 4.75% 5/15/2029[1]	12,285	11,471
Caesars Entertainment, Inc. 8.125% 7/1/2027[1]	11,525	11,767
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	77,765	71,349
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	40,342	41,242
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	27,125	27,276
Carnival Corp. 7.625% 3/1/2026[1]	450	455
Carnival Corp. 5.75% 3/1/2027[1]	23,600	23,330
Carnival Corp. 4.00% 8/1/2028[1]	42,590	40,024
Carnival Corp. 6.00% 5/1/2029[1]	57,387	56,724
Carnival Corp. 7.00% 8/15/2029[1]	6,690	6,939
Carnival Corp. 10.50% 6/1/2030[1]	31,023	33,723
Clarios Global, LP 6.25% 5/15/2026[1]	3,667	3,666
Clarios Global, LP 8.50% 5/15/2027[1]	6,825	6,876
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	33,855	35,036
Dana, Inc. 4.50% 2/15/2032	4,400	3,782
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	25,210	22,977
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	43,288	38,048
First Student Bidco, Inc. 4.00% 7/31/2029[1]	24,840	22,404
American High-Income Trust — Page 6 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]	USD5,690	$5,699
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]	1,671	1,674
Ford Motor Co. 3.25% 2/12/2032	4,490	3,713
Ford Motor Co. 6.10% 8/19/2032	4,535	4,532
Ford Motor Credit Co., LLC 3.664% 9/8/2024	1,438	1,431
Ford Motor Credit Co., LLC 2.30% 2/10/2025	2,000	1,956
Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,000	1,986
Ford Motor Credit Co., LLC 3.375% 11/13/2025	11,000	10,650
Ford Motor Credit Co., LLC 6.95% 6/10/2026	18,050	18,404
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,927	1,811
Ford Motor Credit Co., LLC 4.271% 1/9/2027	7,000	6,747
Ford Motor Credit Co., LLC 5.113% 5/3/2029	5,615	5,427
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,125	2,236
Ford Motor Credit Co., LLC 4.00% 11/13/2030	16,188	14,461
Ford Motor Credit Co., LLC 7.122% 11/7/2033	24,999	26,431
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	6,350	6,418
Gap, Inc. 3.625% 10/1/2029[1]	3,225	2,795
Gap, Inc. 3.875% 10/1/2031[1]	2,148	1,795
Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	2,500	2,536
Hanesbrands, Inc. 4.875% 5/15/2026[1]	17,698	17,327
Hanesbrands, Inc. 9.00% 2/15/2031[1]	41,117	43,116
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[5,6]	23,359	23,457
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	8,287	7,959
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	20,465	18,338
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	10,880	10,153
International Game Technology PLC 6.50% 2/15/2025[1]	4,385	4,390
International Game Technology PLC 4.125% 4/15/2026[1]	6,110	5,952
International Game Technology PLC 5.25% 1/15/2029[1]	34,522	33,425
Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]	6,380	5,922
KB Home 6.875% 6/15/2027	6,170	6,325
KB Home 7.25% 7/15/2030	6,770	6,983
Kontoor Brands, Inc. 4.125% 11/15/2029[1]	6,770	6,136
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	91,994	86,123
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	44,045	46,000
Levi Strauss & Co. 3.50% 3/1/2031[1]	17,575	15,222
LGI Homes, Inc. 8.75% 12/15/2028[1]	9,550	9,953
Light and Wonder International, Inc. 7.00% 5/15/2028[1]	16,357	16,452
Light and Wonder International, Inc. 7.25% 11/15/2029[1]	19,650	20,084
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	6,245	6,458
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	4,075	4,027
Lithia Motors, Inc. 3.875% 6/1/2029[1]	26,349	23,691
Lithia Motors, Inc. 4.375% 1/15/2031[1]	12,640	11,267
M.D.C. Holdings, Inc. 6.00% 1/15/2043	16,252	17,114
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	1,230	1,176
Marriott Ownership Resorts, Inc. 4.75% 1/15/2028	2,500	2,361
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	14,430	13,271
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	8,910	8,355
Merlin Entertainments PLC 5.75% 6/15/2026[1]	10,798	10,650
MGM Resorts International 5.50% 4/15/2027	5,707	5,635
Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.446% 9/9/2026[5,6]	4,426	4,451
American High-Income Trust — Page 7 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
NCL Corp., Ltd. 5.875% 2/15/2027[1]	USD12,465	$12,312
NCL Corp., Ltd. 7.75% 2/15/2029[1]	7,115	7,402
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	35,980	35,578
Newell Brands, Inc. 6.625% 9/15/2029	9,500	9,333
Party City Holdings, Inc. 0% 10/12/2028[3]	9,100	— [8]
Party City Holdings, Inc. 0% 10/12/2028[3]	5,000	— [8]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,4,9]	47,420	45,800
Penske Automotive Group, Inc. 3.75% 6/15/2029	6,325	5,716
QVC, Inc. 4.45% 2/15/2025	12,390	12,202
Rakuten Group, Inc. 9.75% 4/15/2029[1]	8,225	8,490
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	8,782	9,088
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	15,140	14,211
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	4,000	3,874
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	9,480	9,341
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	8,325	8,224
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	13,250	13,999
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	1,000	1,068
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	11,562	11,979
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	37,765	38,106
Sally Holdings, LLC 6.75% 3/1/2032	29,742	29,410
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	16,870	16,456
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.306% 4/4/2029[5,6]	10,579	10,573
Service Corp. International 4.00% 5/15/2031	6,450	5,752
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	33,640	30,400
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	59,789	52,687
Station Casinos, LLC 6.625% 3/15/2032[1]	7,080	7,050
STL Holding Co., LLC 8.75% 2/15/2029[1]	6,425	6,713
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	5,255	4,745
Travel + Leisure Co. 4.50% 12/1/2029[1]	9,460	8,722
Universal Entertainment Corp. 8.75% 12/11/2024[1]	107,986	116,330
Vail Resorts, Inc. 6.50% 5/15/2032[1]	15,745	15,943
Valvoline, Inc. 3.625% 6/15/2031[1]	13,085	11,290
Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]	16,005	16,478
Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	27,595	28,523
Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/30/2031[5,6]	8,940	9,008
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	23,650	23,142
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	9,455	8,821
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	9,225	8,779
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	5,546	5,755
ZF North America Capital, Inc. 7.125% 4/14/2030[1]	4,500	4,664
		2,005,774
Health care 8.88%
AdaptHealth, LLC 6.125% 8/1/2028[1]	11,940	11,412
AdaptHealth, LLC 4.625% 8/1/2029[1]	23,230	20,154
AdaptHealth, LLC 5.125% 3/1/2030[1]	34,082	29,845
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	27,375	25,228
Avantor Funding, Inc. 4.625% 7/15/2028[1]	47,034	44,798
Avantor Funding, Inc. 3.875% 11/1/2029[1]	19,305	17,571
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.689% 5/10/2027[5,6]	9,533	9,445
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	11,275	10,227
American High-Income Trust — Page 8 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	USD17,697	$12,327
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	99,615	92,887
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	21,166	19,198
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	4,370	3,643
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	18,503	14,763
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	18,310	9,632
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	72,180	54,102
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	95	46
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	8,112	4,234
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	33,642	15,803
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	78,564	36,836
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[5,6]	15,357	14,047
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	17,733	17,401
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	8,955	8,578
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	24,432	23,418
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.344% 2/22/2028[5,6]	18,248	18,282
Centene Corp. 4.25% 12/15/2027	20,032	19,143
Centene Corp. 4.625% 12/15/2029	28,063	26,563
Centene Corp. 3.375% 2/15/2030	4,168	3,703
Centene Corp. 3.00% 10/15/2030	7,575	6,483
Centene Corp. 2.50% 3/1/2031	20,325	16,696
Centene Corp. 2.625% 8/1/2031	12,700	10,442
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	4,848	4,585
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	12,765	11,664
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	40,065	37,345
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	36,485	30,115
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	21,500	16,924
CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]	4,035	4,205
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	9,230	9,363
DaVita, Inc. 4.625% 6/1/2030[1]	15,440	13,965
Encompass Health Corp. 4.50% 2/1/2028	7,054	6,716
Encompass Health Corp. 4.75% 2/1/2030	3,841	3,597
Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	61,680	63,729
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[5,6]	50,230	50,183
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	12,185	12,122
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/2030[5,6]	3,574	3,577
Grifols SA 4.75% 10/15/2028[1]	48,000	41,469
Grifols SA 7.50% 5/1/2030[3]	EUR29,530	31,625
HCA, Inc. 4.50% 2/15/2027	USD71	69
HCA, Inc. 5.625% 9/1/2028	22,625	22,834
HCA, Inc. 3.50% 9/1/2030	3,940	3,555
HCA, Inc. 7.50% 11/15/2095	5,000	5,396
Hologic, Inc. 3.25% 2/15/2029[1]	8,800	7,902
IQVIA, Inc. 5.00% 10/15/2026[1]	18,749	18,412
IQVIA, Inc. 6.50% 5/15/2030[1]	6,025	6,121
Jazz Securities DAC 4.375% 1/15/2029[1]	12,660	11,764
Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	4,901	5,332
Medline Borrower, LP 3.875% 4/1/2029[1]	5,000	4,608
Medline Borrower, LP 6.25% 4/1/2029[1]	24,543	24,851
Medline Borrower, LP 5.25% 10/1/2029[1]	25,275	24,140
American High-Income Trust — Page 9 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[5,6]	USD10,152	$10,188
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	18,815	17,726
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	43,950	39,104
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	53,385	46,307
Option Care Health, Inc. 4.375% 10/31/2029[1]	6,115	5,618
Owens & Minor, Inc. 4.50% 3/31/2029[1]	33,951	29,310
Owens & Minor, Inc. 6.625% 4/1/2030[1]	47,978	43,666
Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[1,4]	53,259	49,997
Radiology Partners, Inc. 9.78% PIK 2/15/2030[1,4]	56,435	45,219
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[4,5,6]	40,054	38,101
Select Medical Corp. 6.25% 8/15/2026[1]	9,039	9,091
Star Parent, Inc. 9.00% 10/1/2030[1]	5,940	6,244
Star Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.085% 9/27/2030[5,6]	7,575	7,579
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	8,160	8,182
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	9,395	9,502
Surgery Center Holdings, Inc., Term Loan B2, (1-month USD CME Term SOFR + 2.75%) 8.092% 12/19/2030[5,6]	7,622	7,651
Team Health Holdings, Inc. 6.375% 2/1/2025[1]	6,359	6,101
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.58% 3/2/2027[5,6]	6,376	5,945
Tenet Healthcare Corp. 6.25% 2/1/2027	8,995	8,997
Tenet Healthcare Corp. 5.125% 11/1/2027	3,980	3,898
Tenet Healthcare Corp. 4.625% 6/15/2028	9,650	9,186
Tenet Healthcare Corp. 6.125% 10/1/2028	8,930	8,892
Tenet Healthcare Corp. 4.25% 6/1/2029	33,304	31,042
Tenet Healthcare Corp. 4.375% 1/15/2030	15,750	14,612
Tenet Healthcare Corp. 6.75% 5/15/2031	42,095	42,762
Tenet Healthcare Corp. 6.875% 11/15/2031	2,000	2,112
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	37,736	35,446
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	13,890	13,403
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	17,040	17,459
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	108,886	104,838
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	15,340	16,495
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	16,687	18,574
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	21,137	14,786
		1,801,108
Materials 8.78%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	9,215	9,083
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	33,527	34,434
ArcelorMittal SA 4.25% 7/16/2029	940	900
ArcelorMittal SA 6.80% 11/29/2032	6,750	7,116
ArcelorMittal SA 7.00% 10/15/2039	10,104	10,865
ArcelorMittal SA 6.75% 3/1/2041	15,173	15,496
ARD Finance SA 6.50% Cash 6/30/2027[1,4]	8,809	2,242
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	26,996	22,876
ATI, Inc. 4.875% 10/1/2029	13,720	12,843
ATI, Inc. 7.25% 8/15/2030	9,430	9,747
ATI, Inc. 5.125% 10/1/2031	22,140	20,490
Avient Corp. 7.125% 8/1/2030[1]	6,750	6,887
American High-Income Trust — Page 10 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	USD5,995	$6,233
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	6,495	6,321
Ball Corp. 6.875% 3/15/2028	11,915	12,241
Ball Corp. 6.00% 6/15/2029	7,100	7,147
Ball Corp. 2.875% 8/15/2030	3,250	2,764
Ball Corp. 3.125% 9/15/2031	26,280	22,252
Braskem Idesa SAPI 6.99% 2/20/2032[1]	1,370	1,040
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	24,195	21,722
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	3,853	3,844
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	39,430	39,189
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	42,343	40,128
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	13,575	13,448
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	47,119	41,770
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	9,858	9,759
Consolidated Energy Finance SA 6.50% 5/15/2026[1]	4,513	4,370
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	15,875	13,511
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	71,450	73,784
Crown Cork & Seal Co., Inc. 7.375% 12/15/2026	2,000	2,069
CVR Partners, LP 6.125% 6/15/2028[1]	15,385	14,795
Element Solutions, Inc. 3.875% 9/1/2028[1]	13,920	12,805
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	162,689	159,119
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	123,500	129,196
Freeport-McMoRan, Inc. 4.25% 3/1/2030	303	287
Freeport-McMoRan, Inc. 5.40% 11/14/2034	4,288	4,221
Freeport-McMoRan, Inc. 5.45% 3/15/2043	7,843	7,455
FXI Holdings, Inc. 12.25% 11/15/2026[1]	183,755	182,542
FXI Holdings, Inc. 12.25% 11/15/2026[1]	127,259	126,657
INEOS Finance PLC 6.75% 5/15/2028[1]	10,200	10,232
INEOS Finance PLC 7.50% 4/15/2029[1]	6,210	6,282
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	12,698	11,896
LABL, Inc. 6.75% 7/15/2026[1]	560	553
LABL, Inc. 10.50% 7/15/2027[1]	6,745	6,608
LABL, Inc. 5.875% 11/1/2028[1]	14,600	13,340
LABL, Inc. 9.50% 11/1/2028[1]	6,277	6,334
LSB Industries, Inc. 6.25% 10/15/2028[1]	14,290	13,798
LSF11 A5 HoldCo, LLC 6.625% 10/15/2029[1]	1,100	1,042
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	13,505	13,537
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	18,500	18,535
Methanex Corp. 5.125% 10/15/2027	52,210	50,396
Methanex Corp. 5.25% 12/15/2029	8,893	8,586
Methanex Corp. 5.65% 12/1/2044	9,445	8,174
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	8,473	8,547
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	33,367	34,174
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	42,877	45,054
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	13,529	14,021
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	36,882	35,321
NOVA Chemicals Corp. 8.50% 11/15/2028[1]	5,030	5,344
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	35,492	31,326
NOVA Chemicals Corp. 9.00% 2/15/2030[1]	46,725	49,356
Novelis Corp. 3.25% 11/15/2026[1]	13,285	12,514
Novelis Corp. 4.75% 1/30/2030[1]	9,228	8,570
Novelis Corp. 3.875% 8/15/2031[1]	19,344	16,766
Olin Corp. 5.625% 8/1/2029	5,700	5,596
Olin Corp. 5.00% 2/1/2030	3,365	3,183
American High-Income Trust — Page 11 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	USD8,600	$9,109
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	11,455	11,483
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	41,413	38,570
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	23,000	21,660
Sealed Air Corp. 4.00% 12/1/2027[1]	7,559	7,115
Sealed Air Corp. 6.125% 2/1/2028[1]	14,160	14,140
Summit Materials, LLC 6.50% 3/15/2027[1]	5,478	5,494
Summit Materials, LLC 5.25% 1/15/2029[1]	15,015	14,491
Summit Materials, LLC 7.25% 1/15/2031[1]	8,372	8,679
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	9,500	10,388
Trivium Packaging Finance BV 5.50% 8/15/2026[1]	3,667	3,597
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	24,269	24,113
Tronox, Inc. 4.625% 3/15/2029[1]	14,155	12,793
Vale Overseas, Ltd. 6.40% 6/28/2054	8,425	8,338
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[4,5,6]	8,199	8,281
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[4,5,6]	17,229	17,164
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	14,275	14,593
		1,780,741
Financials 7.70%
AG Issuer, LLC 6.25% 3/1/2028[1]	33,361	32,664
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	21,979	22,810
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	10,420	9,768
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	34,600	34,159
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[1]	7,130	7,148
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	32,255	30,213
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	14,420	14,579
AmWINS Group, Inc. 6.375% 2/15/2029[1]	16,835	16,891
AmWINS Group, Inc. 4.875% 6/30/2029[1]	22,742	21,188
Aretec Group, Inc. 7.50% 4/1/2029[1]	67,522	65,147
Aretec Group, Inc. 10.00% 8/15/2030[1]	27,190	29,606
AssuredPartners, Inc. 5.625% 1/15/2029[1]	4,895	4,583
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	4,045	4,095
Block, Inc. 2.75% 6/1/2026	32,650	30,868
Block, Inc. 3.50% 6/1/2031	33,575	28,989
Block, Inc. 6.50% 5/15/2032[1]	36,440	36,973
Blue Owl Capital Corp. 4.00% 3/30/2025	449	442
Blue Owl Capital Corp. 3.40% 7/15/2026	5,685	5,358
Blue Owl Capital Corp. 2.625% 1/15/2027	400	366
Blue Owl Capital Corp. 2.875% 6/11/2028	1,750	1,549
Blue Owl Capital Corp. III 3.125% 4/13/2027	11,350	10,387
Blue Owl Credit Income Corp. 4.70% 2/8/2027	20,625	19,632
Blue Owl Credit Income Corp. 6.65% 3/15/2031	8,315	8,131
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	29,070	30,332
BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	9,950	9,293
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	17,105	16,562
Coinbase Global, Inc. 3.375% 10/1/2028[1]	63,486	54,493
Coinbase Global, Inc. 3.625% 10/1/2031[1]	51,036	40,966
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	99,470	94,436
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	21,655	19,615
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	12,089	12,126
Hightower Holding, LLC 6.75% 4/15/2029[1]	26,340	24,669
American High-Income Trust — Page 12 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Howden UK Refinance PLC 7.25% 2/15/2031[1]	USD23,035	$22,881
Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	21,375	21,254
HUB International, Ltd. 5.625% 12/1/2029[1]	3,745	3,545
HUB International, Ltd. 7.25% 6/15/2030[1]	20,332	20,858
HUB International, Ltd. 7.375% 1/31/2032[1]	13,805	14,008
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[5,6]	2,325	2,333
Intercontinental Exchange, Inc. 3.625% 9/1/2028[1]	8,470	7,992
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	31,600	28,891
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	3,100	2,718
LPL Holdings, Inc. 4.625% 11/15/2027[1]	8,085	7,826
LPL Holdings, Inc. 4.00% 3/15/2029[1]	6,610	6,165
LPL Holdings, Inc. 4.375% 5/15/2031[1]	12,700	11,660
MSCI, Inc. 4.00% 11/15/2029[1]	316	296
MSCI, Inc. 3.625% 9/1/2030[1]	742	667
MSCI, Inc. 3.875% 2/15/2031[1]	13,300	11,990
MSCI, Inc. 3.625% 11/1/2031[1]	7,125	6,259
MSCI, Inc. 3.25% 8/15/2033[1]	6,000	4,963
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	8,315	8,373
Navient Corp. 5.875% 10/25/2024	25,680	25,660
Navient Corp. 6.75% 6/25/2025	13,000	13,005
Navient Corp. 6.75% 6/15/2026	12,310	12,395
Navient Corp. 5.00% 3/15/2027	50,842	48,586
Navient Corp. 4.875% 3/15/2028	10,570	9,712
Navient Corp. 5.50% 3/15/2029	62,001	56,666
Navient Corp. 9.375% 7/25/2030	13,239	13,934
Navient Corp. 11.50% 3/15/2031	58,335	64,315
Navient Corp. 5.625% 8/1/2033	27,712	22,146
OneMain Finance Corp. 7.125% 3/15/2026	24,220	24,630
OneMain Finance Corp. 5.375% 11/15/2029	2,515	2,361
OneMain Finance Corp. 7.875% 3/15/2030	20,010	20,647
Osaic Financial Services, Inc. 6.50% 11/30/2027	80	1,553
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	86,049	88,664
Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 9.344% 8/17/2028[5,6]	7,501	7,533
Owl Rock Capital Corp. 3.75% 7/22/2025	12,093	11,793
Oxford Finance, LLC 6.375% 2/1/2027[1]	36,100	34,802
Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	16,400	16,600
Rocket Mortgage, LLC 2.875% 10/15/2026[1]	9,410	8,796
Rocket Mortgage, LLC 3.625% 3/1/2029[1]	6,605	5,997
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	14,350	13,308
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	18,170	17,222
Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	3,255	3,294
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[5,6]	109,160	111,571
USI, Inc. 7.50% 1/15/2032[1]	6,945	7,062
		1,562,969
Information technology 6.92%
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	952	897
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	5,633	5,280
Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	3,545	3,557
Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	4,290	4,307
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	30,080	28,909
American High-Income Trust — Page 13 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	USD111,647	$108,409
Cloud Software Group, Inc. 8.25% 6/30/2032[1]	31,125	31,743
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[5,6]	48,513	48,533
CommScope Technologies, LLC 6.00% 6/15/2025[1]	81,265	66,311
CommScope Technologies, LLC 5.00% 3/15/2027[1]	32,500	13,503
CommScope, Inc. 6.00% 3/1/2026[1]	62,173	54,638
CommScope, Inc. 8.25% 3/1/2027[1]	14,919	7,095
CommScope, Inc. 7.125% 7/1/2028[1]	4,883	2,029
CommScope, Inc. 4.75% 9/1/2029[1]	10,603	7,367
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[5,6]	47,553	42,946
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[1,5,6,9]	201,536	208,810
Entegris, Inc. 4.75% 4/15/2029[1]	7,610	7,287
Fair Isaac Corp. 4.00% 6/15/2028[1]	16,225	15,191
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6,10]	74,799	75,173
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6,10]	823	827
Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	9,875	10,130
Gartner, Inc. 4.50% 7/1/2028[1]	21,727	20,959
Gartner, Inc. 3.625% 6/15/2029[1]	3,657	3,352
Gartner, Inc. 3.75% 10/1/2030[1]	13,511	12,129
Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	7,075	6,395
Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	65,975	67,242
Hughes Satellite Systems Corp. 5.25% 8/1/2026	72,548	56,230
Hughes Satellite Systems Corp. 6.625% 8/1/2026	51,153	23,835
Imola Merger Corp. 4.75% 5/15/2029[1]	5,000	4,678
ION Trading Technologies SARL 9.50% 5/30/2029[1]	40,611	41,400
McAfee Corp. 7.375% 2/15/2030[1]	20,450	18,907
MicroStrategy, Inc. 6.125% 6/15/2028[1]	16,025	15,548
NCR Atleos Corp. 9.50% 4/1/2029[1]	54,630	59,091
NCR Voyix Corp. 5.125% 4/15/2029[1]	23,505	22,157
Open Text Corp. 3.875% 2/15/2028[1]	14,045	13,014
Open Text Corp. 3.875% 12/1/2029[1]	12,925	11,598
Open Text Holdings, Inc. 4.125% 12/1/2031[1]	4,800	4,229
Rocket Software, Inc. 6.50% 2/15/2029[1]	6,245	5,451
Synaptics, Inc. 4.00% 6/15/2029[1]	5,225	4,741
UKG, Inc. 6.875% 2/1/2031[1]	46,200	46,812
UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[5,6]	17,260	17,345
Unisys Corp. 6.875% 11/1/2027[1]	19,140	16,820
Viasat, Inc. 5.625% 9/15/2025[1]	44,725	43,429
Viasat, Inc. 5.625% 4/15/2027[1]	13,150	11,781
Viasat, Inc. 6.50% 7/15/2028[1]	19,500	14,782
Viasat, Inc. 7.50% 5/30/2031[1]	47,920	31,893
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	3,750	3,172
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7,10]	60,835	59,205
Xerox Holdings Corp. 5.50% 8/15/2028[1]	10,500	9,054
Xerox Holdings Corp. 8.875% 11/30/2029[1]	9,700	9,260
American High-Income Trust — Page 14 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Zebra Technologies Corp. 6.50% 6/1/2032[1]	USD6,670	$6,750
Ziff Davis, Inc. 4.625% 10/15/2030[1]	339	307
		1,404,508
Industrials 6.41%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	3,507	3,479
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	5,701	5,817
ADT Security Corp. 4.125% 8/1/2029[1]	4,815	4,444
Allison Transmission, Inc. 3.75% 1/30/2031[1]	22,880	20,081
Alta Equipment Group, Inc. 9.00% 6/1/2029[1]	6,650	6,177
Ambipar Lux SARL 9.875% 2/6/2031[1]	8,323	8,077
American Airlines, Inc. 8.50% 5/15/2029[1]	8,960	9,315
Aramark Services, Inc. 5.00% 4/1/2025[1]	2,980	2,962
Atkore, Inc. 4.25% 6/1/2031[1]	17,900	15,778
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	18,910	18,183
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	2,190	2,012
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	26,181	23,983
Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	25,765	25,541
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	36,710	33,036
Boeing Co. 6.528% 5/1/2034[1]	12,279	12,579
Boeing Co. 6.858% 5/1/2054[1]	3,843	3,947
Bombardier, Inc. 7.125% 6/15/2026[1]	8,847	8,983
Bombardier, Inc. 7.875% 4/15/2027[1]	8,633	8,660
Bombardier, Inc. 6.00% 2/15/2028[1]	8,883	8,791
Bombardier, Inc. 8.75% 11/15/2030[1]	5,140	5,562
Bombardier, Inc. 7.45% 5/1/2034[1]	1,850	2,083
Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	9,050	9,792
Brand Industrial Services, Inc., Term Loan C, (3-month USD CME Term SOFR + 4.50%) 9.827% 8/1/2030[5,6]	4,789	4,809
Brink’s Co. (The) 4.625% 10/15/2027[1]	10,371	9,956
Brink’s Co. (The) 6.50% 6/15/2029[1]	3,870	3,914
BWX Technologies, Inc. 4.125% 6/30/2028[1]	8,235	7,697
BWX Technologies, Inc. 4.125% 4/15/2029[1]	3,470	3,207
Champions Financing, Inc. 8.75% 2/15/2029[1]	15,500	15,907
Chart Industries, Inc. 7.50% 1/1/2030[1]	10,389	10,749
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	17,370	16,156
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	15,510	14,409
Clean Harbors, Inc. 4.875% 7/15/2027[1]	12,014	11,644
Clean Harbors, Inc. 6.375% 2/1/2031[1]	6,822	6,846
CoreLogic, Inc. 4.50% 5/1/2028[1]	61,272	55,668
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.958% 6/2/2028[5,6]	3,000	2,953
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[5,6]	22,275	21,857
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	18,592	17,282
Enviri Corp. 5.75% 7/31/2027[1]	8,655	8,235
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	41,260	42,631
EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	12,740	13,226
ESAB Corp. 6.25% 4/15/2029[1]	6,700	6,749
GFL Environmental, Inc. 4.00% 8/1/2028[1]	9,530	8,865
Herc Holdings, Inc. 5.50% 7/15/2027[1]	3,200	3,152
Herc Holdings, Inc. 6.625% 6/15/2029[1]	5,290	5,368
Hertz Corp. (The) 4.625% 12/1/2026[1]	5,000	3,633
American High-Income Trust — Page 15 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]	USD4,190	$3,800
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]	810	731
Howmet Aerospace, Inc. 6.875% 5/1/2025	1,510	1,523
Howmet Aerospace, Inc. 5.95% 2/1/2037	3,000	3,090
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	16,610	17,221
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[5,6]	7,925	7,955
Icahn Enterprises, LP 6.25% 5/15/2026	23,674	23,507
Icahn Enterprises, LP 5.25% 5/15/2027	27,163	25,520
Icahn Enterprises, LP 9.75% 1/15/2029[1]	16,070	16,669
Icahn Enterprises, LP 4.375% 2/1/2029	13,415	11,484
Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]	7,760	8,011
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	33,312	33,405
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	6,789	6,841
Moog, Inc. 4.25% 12/9/2027[1]	8,465	8,031
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	5,115	4,688
NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	7,170	6,649
Owens Corning 3.50% 2/15/2030[1]	11,831	10,785
Pitney Bowes, Inc. 6.875% 3/15/2027[1]	11,500	10,873
PM General Purchaser, LLC 9.50% 10/1/2028[1]	29,308	29,972
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	8,100	7,501
Prime Security Services Borrower, LLC 6.25% 1/15/2028[1]	11,833	11,672
Reworld Holding Corp. 4.875% 12/1/2029[1]	17,163	15,683
Reworld Holding Corp. 5.00% 9/1/2030	28,240	25,585
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	1,304	1,329
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	9,038	9,450
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	2,005	1,848
Sabre GLBL, Inc. 8.625% 6/1/2027[1]	108	100
Seagate HDD Cayman 8.25% 12/15/2029	4,000	4,293
Seagate HDD Cayman 8.50% 7/15/2031	9,645	10,396
Sensata Technologies BV 4.00% 4/15/2029[1]	3,225	2,964
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	15,230	13,286
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	9,000	8,769
Spirit AeroSystems, Inc. 4.60% 6/15/2028	28,313	26,546
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	35,400	38,157
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	66,546	73,491
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[5,6]	14,758	14,876
Stericycle, Inc. 3.875% 1/15/2029[1]	1,370	1,280
Titan International, Inc. 7.00% 4/30/2028	11,500	11,070
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]	23,150	22,467
TransDigm, Inc. 5.50% 11/15/2027	19,810	19,470
TransDigm, Inc. 6.75% 8/15/2028[1]	7,070	7,165
TransDigm, Inc. 4.625% 1/15/2029	2,971	2,775
TransDigm, Inc. 6.375% 3/1/2029[1]	29,000	29,182
TransDigm, Inc. 4.875% 5/1/2029	8,715	8,172
TransDigm, Inc. 6.875% 12/15/2030[1]	7,315	7,474
TransDigm, Inc. 6.625% 3/1/2032[1]	26,750	27,052
Triumph Group, Inc. 9.00% 3/15/2028[1]	19,041	19,983
Uber Technologies, Inc. 8.00% 11/1/2026[1]	10,000	10,098
United Rentals (North America), Inc. 5.25% 1/15/2030	5,484	5,319
United Rentals (North America), Inc. 3.875% 2/15/2031	13,525	12,079
American High-Income Trust — Page 16 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Rentals (North America), Inc. 3.75% 1/15/2032	USD9,535	$8,305
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	6,840	6,824
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	10,900	11,107
WESCO Distribution, Inc. 6.625% 3/15/2032[1]	35,115	35,528
Wrangler Holdco Corp. 6.625% 4/1/2032[1]	7,230	7,204
XPO, Inc. 7.125% 6/1/2031[1]	10,832	11,077
XPO, Inc. 7.125% 2/1/2032[1]	5,665	5,811
		1,300,338
Real estate 5.66%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	45,285	27,917
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	41,935	25,074
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	10,175	8,329
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	29,805	29,218
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	11,785	10,979
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/31/2030[5,6]	6,279	6,326
Forestar Group, Inc. 3.85% 5/15/2026[1]	10,830	10,387
Forestar Group, Inc. 5.00% 3/1/2028[1]	1,905	1,829
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	5,175	5,454
HAT Holdings I, LLC 8.00% 6/15/2027[1]	6,125	6,375
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	27,522	26,184
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	41,748	37,379
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	74,842	64,513
Iron Mountain, Inc. 4.875% 9/15/2027[1]	15,835	15,367
Iron Mountain, Inc. 5.25% 3/15/2028[1]	24,088	23,328
Iron Mountain, Inc. 5.00% 7/15/2028[1]	9,252	8,870
Iron Mountain, Inc. 7.00% 2/15/2029[1]	4,250	4,329
Iron Mountain, Inc. 5.25% 7/15/2030[1]	64,225	61,094
Iron Mountain, Inc. 4.50% 2/15/2031[1]	37,685	34,049
Kennedy-Wilson, Inc. 4.75% 3/1/2029	49,816	42,666
Kennedy-Wilson, Inc. 4.75% 2/1/2030	54,610	45,382
Kennedy-Wilson, Inc. 5.00% 3/1/2031	47,370	38,780
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	12,489	12,390
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	24,411	23,145
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	20,541	18,991
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	10,015	10,109
MPT Operating Partnership, LP 5.25% 8/1/2026	660	600
MPT Operating Partnership, LP 5.00% 10/15/2027	133,633	110,491
MPT Operating Partnership, LP 4.625% 8/1/2029	660	480
MPT Operating Partnership, LP 3.50% 3/15/2031	22,912	14,956
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	16,445	15,437
Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	8,445	8,553
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	14,905	13,181
SBA Communications Corp. 3.125% 2/1/2029	2,854	2,547
Service Properties Trust 5.25% 2/15/2026	2,545	2,466
Service Properties Trust 4.75% 10/1/2026	35,350	33,153
Service Properties Trust 4.95% 2/15/2027	40,577	36,908
Service Properties Trust 5.50% 12/15/2027	5,705	5,305
Service Properties Trust 3.95% 1/15/2028	60,660	50,867
Service Properties Trust 8.375% 6/15/2029	44,361	43,645
Service Properties Trust 4.95% 10/1/2029	52,971	40,239
Service Properties Trust 4.375% 2/15/2030	23,746	16,797
Service Properties Trust 8.625% 11/15/2031[1]	88,870	92,717
American High-Income Trust — Page 17 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Service Properties Trust 8.875% 6/15/2032	USD20,101	$18,765
VICI Properties, LP 3.50% 2/15/2025[1]	5,104	5,039
VICI Properties, LP 4.625% 6/15/2025[1]	11,050	10,915
VICI Properties, LP 4.25% 12/1/2026[1]	9,323	8,999
VICI Properties, LP 3.75% 2/15/2027[1]	243	231
VICI Properties, LP 3.875% 2/15/2029[1]	12,535	11,600
VICI Properties, LP 4.625% 12/1/2029[1]	1,657	1,569
VICI Properties, LP 4.125% 8/15/2030[1]	2,233	2,033
Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]	3,560	3,559
		1,149,516
Consumer staples 4.08%
Albertsons Companies, Inc. 4.625% 1/15/2027[1]	7,215	6,975
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	36,457	32,824
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	8,665	8,195
Amer Sports Co. 6.75% 2/16/2031[1]	12,425	12,401
B&G Foods, Inc. 5.25% 4/1/2025	3,642	3,631
B&G Foods, Inc. 5.25% 9/15/2027	29,666	27,511
B&G Foods, Inc. 8.00% 9/15/2028[1]	20,880	21,245
BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 7.329% 2/5/2029[5,6]	4,431	4,452
Central Garden & Pet Co. 4.125% 10/15/2030	21,206	18,922
Central Garden & Pet Co. 4.125% 4/30/2031[1]	14,105	12,453
Coty, Inc. 5.00% 4/15/2026[1]	20,400	20,147
Coty, Inc. 4.75% 1/15/2029[1]	41,070	39,065
Coty, Inc. 6.625% 7/15/2030[1]	23,270	23,633
Darling Ingredients, Inc. 5.25% 4/15/2027[1]	6,431	6,305
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	16,475	16,210
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	4,880	4,419
Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	22,530	23,300
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[5,6]	12,057	12,161
H.J. Heinz Co. 3.00% 6/1/2026	6,360	6,094
H.J. Heinz Co. 3.875% 5/15/2027	5,545	5,364
H.J. Heinz Co. 4.375% 6/1/2046	5	4
H.J. Heinz Co. 4.875% 10/1/2049	9,975	8,705
Ingles Markets, Inc. 4.00% 6/15/2031[1]	5,070	4,413
KeHE Distributors, LLC 9.00% 2/15/2029[1]	10,550	10,826
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	46,825	47,952
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	64,495	66,741
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	14,500	14,533
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	4,785	4,595
Kronos Acquisition Holdings, Inc., Term Loan B2, (3-month USD CME Term SOFR + 6.00%) 11.493% 12/22/2026[5,6]	1,955	1,960
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	37,760	34,314
Performance Food Group, Inc. 5.50% 10/15/2027[1]	16,205	15,864
Performance Food Group, Inc. 4.25% 8/1/2029[1]	5,785	5,270
Post Holdings, Inc. 5.625% 1/15/2028[1]	24,830	24,466
Post Holdings, Inc. 5.50% 12/15/2029[1]	19,249	18,586
Post Holdings, Inc. 4.625% 4/15/2030[1]	62,517	57,487
Post Holdings, Inc. 4.50% 9/15/2031[1]	24,360	21,850
Post Holdings, Inc. 6.25% 2/15/2032[1]	32,863	32,947
Prestige Brands, Inc. 5.125% 1/15/2028[1]	11,533	11,226
Prestige Brands, Inc. 3.75% 4/1/2031[1]	14,440	12,579
American High-Income Trust — Page 18 of 29

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Simmons Foods, Inc. 4.625% 3/1/2029[1]	USD9,275	$8,164
TreeHouse Foods, Inc. 4.00% 9/1/2028	36,760	33,053
United Natural Foods, Inc. 6.75% 10/15/2028[1]	48,065	43,438
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.094% 5/1/2031[5,6]	35,465	35,664
US Foods, Inc. 4.625% 6/1/2030[1]	8,325	7,740
		827,684
Utilities 1.79%
Aegea Finance SARL 9.00% 1/20/2031[1]	7,485	7,790
AmeriGas Partners, LP 5.50% 5/20/2025	2,293	2,285
AmeriGas Partners, LP 5.75% 5/20/2027	5,878	5,550
Calpine Corp. 5.25% 6/1/2026[1]	1,051	1,040
Calpine Corp. 4.50% 2/15/2028[1]	4,000	3,804
Calpine Corp. 5.125% 3/15/2028[1]	8,282	7,971
Calpine Corp. 3.75% 3/1/2031[1]	9,175	8,116
DPL, Inc. 4.125% 7/1/2025	10,965	10,777
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,11]	18,225	18,156
Enfragen Energia Sur SA 5.375% 12/30/2030[1]	3,142	2,625
Enfragen Energia Sur SA 5.375% 12/30/2030	339	283
FirstEnergy Corp. 2.25% 9/1/2030	19,000	15,924
FirstEnergy Corp. 5.10% 7/15/2047	4,000	3,446
FirstEnergy Corp. 3.40% 3/1/2050	5,134	3,440
FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	5,075	4,637
FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	2,000	1,656
MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.844% 3/28/2031[5,6]	6,130	6,176
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	3,163	3,161
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[1]	2,373	2,259
NRG Energy, Inc. 3.625% 2/15/2031[1]	2,000	1,717
Pacific Gas and Electric Co. 3.45% 7/1/2025	6,096	5,949
Pacific Gas and Electric Co. 3.30% 3/15/2027	3,904	3,700
Pacific Gas and Electric Co. 5.45% 6/15/2027	5,670	5,675
Pacific Gas and Electric Co. 3.75% 7/1/2028	6,055	5,688
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,170	3,954
Pacific Gas and Electric Co. 3.30% 8/1/2040	5,540	3,950
Pacific Gas and Electric Co. 4.95% 7/1/2050	3,300	2,729
Pacific Gas and Electric Co. 3.50% 8/1/2050	44,090	28,813
PG&E Corp. 5.00% 7/1/2028	56,920	54,823
PG&E Corp. 5.25% 7/1/2030	75,785	72,434
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	50,151	53,513
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[5,6]	5,925	5,982
Vistra Operations Co., LLC 3.55% 7/15/2024[1]	5,769	5,762
		363,785
Municipals 0.02%
Aeropuertos Dominicanos Siglo XXI, SA 7.00% 6/30/2034[1]	3,486	3,534
Total corporate bonds, notes & loans		17,442,165
American High-Income Trust — Page 19 of 29

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 0.59% U.S. Treasury 0.59%	Principal amount (000)	Value (000)
U.S. Treasury 3.875% 8/15/2033	USD88,550	$85,195
U.S. Treasury 3.625% 5/15/2053	5,000	4,257
U.S. Treasury 4.125% 8/15/2053[12]	31,500	29,348
		118,800
Mortgage-backed obligations 0.07% Collateralized mortgage-backed obligations 0.07%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	15,299	14,955
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]	12,375	6,998
Total bonds, notes & other debt instruments (cost: $18,240,022,000)		17,582,918
Convertible bonds & notes 0.19% Communication services 0.19%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	62,635	39,157
Total convertible bonds & notes (cost: $58,278,000)		39,157
Common stocks 4.43% Health care 1.22%	Shares
Rotech Healthcare, Inc.[3,9,10,13]	1,916,276	188,753
Endo, Inc.[13]	1,472,158	41,405
Endo, Inc.[1,13]	527,408	14,833
Endo, Inc. GUC 6.00% Escrow[3,13]	45,278,000	— [8]
Endo, Inc., 1L 7.50% Escrow[3,13]	110,659,000	— [8]
Endo, Inc., 2L 9.50% Escrow[3,13]	6,243,000	— [8]
Endo, Inc., 1L 6.875% Escrow[3,13]	10,374,000	— [8]
Endo, Inc., 1L 6.125% Escrow[3,13]	12,320,000	— [8]
Mallinckrodt PLC[13]	62,717	3,355
		248,346
Information technology 1.10%
Diebold Nixdorf, Inc.[9,13]	5,800,284	223,195
Energy 0.72%
Chesapeake Energy Corp.	560,545	46,071
Ascent Resources - Utica, LLC, Class A3,10	905,325	38,060
Weatherford International[13]	206,113	25,239
Altera Infrastructure, LP3,13	123,978	9,260
Constellation Oil Services Holding SA, Class B-1[3,13]	51,096,574	8,175
Mesquite Energy, Inc.[3,13]	109,992	6,235
Diamond Offshore Drilling, Inc.[13]	378,640	5,865
Civitas Resources, Inc.	57,659	3,979
Exxon Mobil Corp.	16,090	1,852
Southwestern Energy Co.[13]	229,524	1,545
McDermott International, Ltd.[10,13]	1,745,604	506
Bighorn Permian Resources, LLC[3]	42,744	— [8]
		146,787
American High-Income Trust — Page 20 of 29

unaudited
Common stocks (continued) Utilities 0.61%	Shares	Value (000)
Talen Energy Corp.[13]	1,065,383	$118,279
PG&E Corp.	264,795	4,623
		122,902
Consumer discretionary 0.33%
Party City Holdco, Inc.[3,9,13]	2,530,772	44,086
Party City Holdco, Inc.[1,3,9,13]	25,266	440
NMG Parent, LLC[13]	182,562	20,767
MYT Holding Co., Class B9,13	7,468,376	851
		66,144
Materials 0.24%
Venator Materials PLC[3,9,13]	68,896	48,606
Communication services 0.15%
Frontier Communications Parent, Inc.[13]	600,000	15,708
Intelsat SA	319,194	12,002
Clear Channel Outdoor Holdings, Inc.[13]	890,868	1,256
Cumulus Media, Inc., Class A13	561,836	1,146
iHeartMedia, Inc., Class A13	310,596	339
		30,451
Real estate 0.06%
WeWork, Inc.[3,13]	1,257,820	12,603
Total common stocks (cost: $855,206,000)		899,034
Preferred securities 0.19% Industrials 0.12%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,13]	13,566	23,247
Consumer discretionary 0.07%
MYT Holdings, LLC, Series A, 10.00% preferred shares[9,13]	19,884,070	13,432
Energy 0.00%
McDermott International, Ltd. 8.00% cumulative preferred shares[13]	1,130	226
Total preferred securities (cost: $32,392,000)		36,905
Rights & warrants 0.02% Consumer discretionary 0.02%
NMG Parent, LLC, warrants, expire 9/24/2027[13]	407,047	3,969
Energy 0.00%
California Resources Corp., warrants, expire 10/27/2024[13]	16,108	287
McDermott International, Inc., warrants, expire 7/1/2027[13]	845,563	26
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,13]	18	— [8]
		313
Total rights & warrants (cost: $4,056,000)		4,282
American High-Income Trust — Page 21 of 29

unaudited
Short-term securities 7.45% Money market investments 7.45%	Shares	Value (000)
Capital Group Central Cash Fund 5.37%[9,14]	15,114,593	$1,511,459
Total short-term securities (cost: $1,511,602,000)		1,511,459
Total investment securities 98.92% (cost: $20,701,556,000)		20,073,755
Other assets less liabilities 1.08%		219,911
Net assets 100.00%		$20,293,666
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	4,152	9/3/2024	USD1,638,355	$(803)
2 Year U.S. Treasury Note Futures	Long	1,845	10/3/2024	376,784	910
5 Year U.S. Treasury Note Futures	Long	3,551	10/3/2024	378,459	2,275
10 Year U.S. Treasury Note Futures	Long	97	9/30/2024	10,668	117
10 Year Ultra U.S. Treasury Note Futures	Short	144	9/30/2024	(16,349)	(114)
30 Year Ultra U.S. Treasury Bond Futures	Long	38	9/30/2024	4,763	46
					$2,431
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD151,416	$(9,644)	$(9,290)	$(354)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	300,636	(6,191)	(6,457)	266
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	60,171	(3,774)	(3,947)	173
					$(19,609)	$(19,694)	$85
American High-Income Trust — Page 22 of 29

unaudited
Investments in affiliates9

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Bonds, notes & other debt instruments 1.25%
Information technology 1.03%
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[1,5,6]	$200,668	$35,676	$32,885	$1,059	$4,292	$208,810	$20,991
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[15]	27	—	115	—	88	—	—
						208,810
Consumer discretionary 0.22%
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,4]	—	43,202	—	—	2,598	45,800	4,122
Party City Holdings, Inc. 0% 10/12/2028[3]	—	— [8]	—	—	—	— [8]	—
Party City Holdings, Inc. 0% 10/12/2028[3]	—	— [8]	—	—	—	— [8]	—
						45,800
Total bonds, notes & other debt instruments						254,610
Common stocks 2.49%
Health care 0.93%
Rotech Healthcare, Inc.[3,10,13]	201,209	—	—	—	(12,456)	188,753	—
Information technology 1.10%
Diebold Nixdorf, Inc.[13]	104,312	230	115	— [8]	118,768	223,195	—
Consumer discretionary 0.22%
Party City Holdco, Inc.[3,13]	—	21,180	—	—	22,906	44,086	—
Party City Holdco, Inc.[1,3,13]	—	159	—	—	281	440	—
MYT Holding Co., Class B13	5,601	—	—	—	(4,750)	851	—
						45,377
Materials 0.24%
Venator Materials PLC[3,13]	—	141,090	—	—	(92,484)	48,606	—
Total common stocks						505,931
Preferred securities 0.07%
Consumer discretionary 0.07%
MYT Holdings, LLC, Series A, 10.00% preferred shares[13]	12,925	—	—	—	507	13,432	—
Short-term securities 7.45%
Money market investments 7.45%
Capital Group Central Cash Fund 5.37%[14]	1,171,249	2,966,508	2,626,431	81	52	1,511,459	54,634
Total 11.26%				$1,140	$39,802	$2,285,432	$79,747
Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[3,9,13]	9/26/2013	$41,128	$188,753	.93%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6]	9/13/2023	73,430	75,173.37
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6]	9/13/2023-6/13/2024	823	827.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7]	6/23/2023	59,148	59,205.29
American High-Income Trust — Page 23 of 29

unaudited
Restricted securities10 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources - Utica, LLC, Class A3	4/25/2016-11/15/2016	$4,340	$38,060	.19%
McDermott International, Ltd.[13]	4/4/2018-12/31/2020	7,967	506	.00 [16]
Total		$186,836	$362,524	1.79%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,973,313,000, which represented 63.93% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Value determined using significant unobservable inputs.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $972,590,000, which represented 4.79% of the net assets of the fund.

[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Step bond; coupon rate may change at a later date.
[8]	Amount less than one thousand.
[9]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[10]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $362,524,000, which represented 1.79% of the net assets of the fund.

[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,381,000, which represented .10% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 6/30/2024.
[15]	Affiliated issuer during the reporting period but no longer held at 6/30/2024.
[16]	Amount less than .01%.
American High-Income Trust — Page 24 of 29

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $723,224,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $314,264,000.
American High-Income Trust — Page 25 of 29

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$17,325,627	$116,538	$17,442,165
U.S. Treasury bonds & notes	—	118,800	—	118,800
Mortgage-backed obligations	—	—	14,955	14,955
Bonds & notes of governments & government agencies outside the U.S.	—	6,998	—	6,998
Convertible bonds & notes	—	39,157	—	39,157
Common stocks	449,603	93,213	356,218	899,034
Preferred securities	—	13,658	23,247	36,905
Rights & warrants	287	3,995	— [1]	4,282
Short-term securities	1,511,459	—	—	1,511,459
Total	$1,961,349	$17,601,448	$510,958	$20,073,755

Refer to the end of the table for footnotes.
American High-Income Trust — Page 26 of 29

unaudited
	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,348	$—	$—	$3,348
Unrealized appreciation on centrally cleared credit default swaps	—	439	—	439
Liabilities:
Unrealized depreciation on futures contracts	(917)	—	—	(917)
Unrealized depreciation on centrally cleared credit default swaps	—	(354)	—	(354)
Total	$2,431	$85	$—	$2,516
1
Amount less than one thousand.
2
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
June 30, 2024 (dollars in thousands):
	Beginning value at 10/1/2023	Transfers into Level 3[3]	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3[3]	Ending value at 6/30/2024
Investment securities	$359,671	$5,601	$91,272	$(944)	$(104,645)	$165,661	$(5,658)	$510,958
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2024								$60,138
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American High-Income Trust — Page 27 of 29

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	131,493	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	1%	1%	Decrease
		Market compa- rables	Yield	11%	11%	Decrease
Common stocks	356,218	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
			Vendor price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market compa- rables	EV/EBITDA multiple	5.7x - 7.9x	6.3x	Increase
			Discount to EV/EBITDA multiple	13%	13%	Decrease
			Premium to EV/EBITDA multiple	15%	15%	Increase
			Price/Book Value multiple	0.7x	0.7x	Increase
			Premium to Price/Book Value multiple	30%	30%	Increase
			DLOM	6% - 16%	13%	Decrease
			EV/EBITDA less CapEx multiple	11.2x	11.2x	Increase
Preferred securities	23,247	Market compa- rables	EV/EBITDA multiple	4.5x	4.5x	Increase
			DLOM	15%	15%	Decrease
Rights & warrants	— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	510,958
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
American High-Income Trust — Page 28 of 29

unaudited

Key to abbreviation(s)
CapEx = Capital expenditures
CME = CME Group
DAC = Designated Activity Company
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EUR = Euros
EV = Enterprise value

LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-021-0824
American High-Income Trust — Page 29 of 29